Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Schedule of composition of employee benefits
As of December 31
2025	2024
$ millions	$ millions

Fair value of plan assets	497	444
Termination benefits	(75)	(54)
Defined benefit obligation	(664)	(605)
	(242)	(215)

Schedule of composition of fair value of the plan assets
As of December 31
2025	2024
$ millions	$ millions

Equity instruments
With quoted market price	136	119
Without quoted market price	38	31
	174	150
Debt instruments
With quoted market price	213	194
Without quoted market price	83	76
	296	270
Deposits with insurance companies	27	24

	497	444

Schedule of movement in net defined benefit assets (liabilities)
Fair value of plan assets (*)		Defined benefit obligation		Defined benefit obligation, net
2025	2024	2025	2024	2025	2024
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as of January 1	444	453	(605)	(653)	(161)	(200)
Income (costs) included in profit or loss:
Current service costs	-	-	(13)	(13)	(13)	(13)
Interest income (expenses)	24	21	(32)	(31)	(8)	(10)
Past service cost	-	-	-	1	-	1
Effect of movements in exchange rates, net	31	(1)	(41)	2	(10)	1
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	-	-	(13)	38	(13)	38
Other actuarial gains (losses)	16	(5)	-	-	16	(5)
Change with respect to translation differences, net	17	(6)	(29)	11	(12)	5

Other movements:
Benefits received (paid)	(41)	(24)	70	40	29	16
Employer contribution	6	6	-	-	6	6
Balance as of December 31	497	444	(664)	(605)	(167)	(161)

(*) The actual return on plan assets in 2025 is $ 40 million, compared with $16 million in 2024.

Schedule of actuarial assumptions
For the year ended December 31
2025	2024	2023
%	%	%

Discount rate as of December 31	5.0	5.2	4.9
Future salary increases	3.3	3.6	3.6
Future pension increase	2.2	2.5	2.6

Schedule of sensitivity analysis
December 2025
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions

Significant actuarial assumptions
Salary increases	(7)	(3)	3	7
Discount rate	28	14	(14)	(28)
Mortality table	14	7	(7)	(14)